General (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands						12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 07, 2025 USD ($)	Nov. 30, 2024 shares	Nov. 04, 2024 USD ($) $ / shares shares	Jun. 02, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 02, 2024 ILS (₪) ₪ / shares
General [Line Items]
Principal amount					$ 30,000		₪ 110,000,000
Securities sold per unit (in Dollars per share) | $ / shares				$ 1.82
Lieu amount of ordinary share				1
Pre-Funded Warrant [Member]
General [Line Items]
Warrants shares			3,956,043	1
Tranche A Warrants [Member]
General [Line Items]
Sale of ordinary shares			8,250,000
Sale of stock price per share (in Dollars per share) | $ / shares				$ 2.35
Tranche B Warrants [Member]
General [Line Items]
Sale of ordinary shares			8,250,000	8,250,000
Sale of stock price per share (in Dollars per share) | $ / shares				$ 1.82
Convertible Bonds [Member]
General [Line Items]
Principal amount rate					6.50%
Conversion price | (per share)					$ 2.6		₪ 9.53
Subsequent Event [Member]
General [Line Items]
Total gross proceeds (in Dollars) | $		$ 30,900
Gross proceeds (in Dollars) | $	$ 55,500
ITAC [Member]
General [Line Items]
Ordinary share issued						3,866,842
Warrants shares						10,735,680
Common Stock [Member]
General [Line Items]
Ordinary share issued				1
Total gross proceeds (in Dollars) | $						$ 100,000
Sale of ordinary shares				8,250,000
Common Stock [Member] | Tranche A Warrants [Member]
General [Line Items]
Sale of ordinary shares				8,250,000
Public Warrants [Member] | ITAC [Member]
General [Line Items]
Warrants shares						7,623,600
Private Warrants [Member] | ITAC [Member]
General [Line Items]
Warrants shares						3,112,080
PIPE [Member]
General [Line Items]
Total gross proceeds (in Dollars) | $						$ 118,288
Transaction costs (in Dollars) | $						$ 16,707
Sale of ordinary shares						10,000,000
Ordinary shares par value (in Dollars per share) | $ / shares						$ 10
IPO [Member]
General [Line Items]
Total gross proceeds (in Dollars) | $				$ 15,000
Other offering expenses payable (in Dollars) | $				$ 1,200